Accounting Principles and Scope of Consolidation - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Accounting Policy [Abstract]
Net losses	$ (32,798)	$ (19,144)	$ (44,599)	$ (39,148)
Accumulated losses	(512,200)		(512,200)
Offset with share premium	30,600		30,600
Cash and cash equivalents	45,126	$ 58,923	45,126	$ 58,923	$ 54,734	$ 31,183
Restricted cash	$ 31,000		$ 31,000		$ 0